Financial assets at fair value through profit or loss - Mandatorily at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [table]
- Mandatorily measured at fair value through profit or loss	€ 42,684	€ 44,305
Trading Equity Securities [Member]
Disclosure of fair value measurement of assets [table]
- Mandatorily measured at fair value through profit or loss	161	228
Debt Securities [member]
Disclosure of fair value measurement of assets [table]
- Mandatorily measured at fair value through profit or loss	787	787
Loans and receivables [member]
Disclosure of fair value measurement of assets [table]
- Mandatorily measured at fair value through profit or loss	€ 41,735	€ 43,290